Operating Segments Information - Geographic Information (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of geographical areas [line items]
Net revenue from external customers	$ 1,031,473.6	$ 33,697.3	$ 977,447.2	$ 947,938.3
Non-current Assets	1,090,637.0		1,079,700.6
Taiwan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			88,046.1	125,106.7
Non-current Assets	1,039,471.3		1,027,963.2
United States [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			635,851.7	626,434.8
Non-current Assets	7,569.8		7,515.9
China [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			110,201.4	82,634.1
Non-current Assets	43,574.5		44,204.9
Europe, the Middle East and Africa [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			69,046.8	58,112.4
Non-current Assets	8.3		8.1
Japan [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			60,628.0	44,373.0
Non-current Assets	$ 13.1		8.5
Others [member]
Disclosure of geographical areas [line items]
Net revenue from external customers			$ 13,673.2	$ 11,277.3